Employment Costs	12 Months Ended
Dec. 31, 2021
Employment Costs
Employment Costs
12.	EMPLOYMENT COSTS

During the year ended December 31, 2021, the Group recorded the following:

	2021	2020
Exploration and evaluation
Salaries and benefits	$2,907	$5,086
Amounts paid for services by HDSI personnel (note 9(b))	1,508	1,327
	4,415	6,413
General and administrative
Salaries and benefits	1,418	3,038
Amounts paid for services by HDSI personnel (note 9(b))	2,764	2,817
	4,182	5,855

Share-based payments	2,858	9,342
	$11,455	$21,610